Segmented Information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Segmented Information
22.	SEGMENTED INFORMATION

	Mesquite	Aurizona	Castle Mountain	Other (1)	Corporate (2)	Total

Year ended December 31, 2019

Revenues	$178,175	$103,522	$-	$-	$-	$281,697
Operating expenses	(108,573)	(50,625)	-	-	-	(159,198)
Depreciation and depletion	(16,764)	(21,881)	-	-	-	(38,645)
Earnings from mine operations	52,838	31,016	-	-	-	83,854
Exploration	-	(2,028)	(4,723)	(2,003)	-	(8,754)
General and administration	-	-	-	(1,115)	(18,861)	(19,976)
Earnings (loss) from operations	52,838	28,988	(4,723)	(3,118)	(18,861)	55,124
Finance expense	(385)	(552)	(49)	-	(16,551)	(17,537)
Finance income	17	184	4	28	1,717	1,950
Other income (expense)	(1,756)	(4,179)	-	-	(46,788)	(52,723)
Income (loss) before taxes	50,714	24,441	(4,768)	(3,090)	(80,483)	(13,186)
Tax recovery (expense)	(6,713)	(2,970)	-	135	2,410	(7,138)

Net income (loss)	$44,001	$21,471	$(4,768)	$(2,955)	$(78,073)	$(20,324)

(1)	Includes results of Solaris and Gold Mountain until respective deconsolidation and disposal.
(2)	Includes equity loss from Solaris from the date of deconsolidation.

	Mesquite	Aurizona	Castle Mountain	Other	Corporate	Total

Year ended December 31, 2018

Revenues	$30,159	$-	$-	$-	$-	$30,159
Operating expenses	(19,028)	-	-	-	-	(19,028)
Depreciation and depletion	(4,201)	-	-	-	-	(4,201)
Earnings from mine operations	6,930	-	-	-	-	6,930
Impairment	-	(3,360)	-	(9,923)	-	(13,283)
Exploration	(2)	(1,531)	(8,176)	(2,523)	-	(12,232)
General and administration	-	-	-	(313)	(16,148)	(16,461)
Earnings (loss) from operations	6,928	(4,891)	(8,176)	(12,759)	(16,148)	(35,046)
Finance expense	(1,911)	(300)	(120)	-	(4,367)	(6,698)
Finance income	-	2,525	-	6	1,905	4,436
Other income (expense)	102	(13,974)	4	75	14,031	238
Income (loss) before taxes	5,119	(16,640)	(8,292)	(12,678)	(4,579)	(37,070)
Tax expense	(448)	(1,588)	-	(299)	-	(2,335)
Net income (loss) from continuing operations	$4,671	$(18,228)	$(8,292)	$(12,977)	$(4,579)	$(39,405)

	Total assets		Total liabilities
	December 31,		December 31,
	2019	2018	2019	2018
Mesquite	$247,797	$210,371	$(135,192)	$(162,724)
Aurizona	380,641	321,223	(55,625)	(111,165)
Castle Mountain	158,127	134,843	(11,231)	(2,466)
Other	-	25,715	-	(416)
Corporate	52,785	49,721	(234,243)	(55,804)

	$839,350	$741,873	$(436,291)	$(332,575)
The Company has only one revenue stream, being the sale of gold doré. All revenue is attributable to the sale of doré from Mesquite in the United States and Aurizona in Brazil to one customer. Information about the Company’s non-current
assets by jurisdiction is detailed below:

	December 31, 2019	December 31, 2018
United States	$347,784	$280,248
Brazil	310,241	294,343
Canada	32,669	19,781
Mexico	-	19,460
Other	-	450

	$690,694	$614,282